Variable Interest Entity (Narrative) (Detail) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended	0 Months Ended		1 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 27, 2012	Nov. 16, 2012	Jun. 01, 2011
Variable Interest Entities [Line Items]
Purchase of solar					$ 75,000,000
Payment of combined fee for electricity generated					0.05
General and administrative expenses	9,521,000		92,253,000	65,910,000	97,177,000
Payment-in-kind interest			910,000	1,050,000	1,323,000
Proceeds from divestiture of businesses		148,900,000	148,871,000		148,871,000
Revolving Credit Facility [Member]
Variable Interest Entities [Line Items]
Expected borrowing by solar					200,000,000		200,000,000
2GIG [Member]
Variable Interest Entities [Line Items]
Sales of equipment to other legal entities					71.00%
Solar [Member]
Variable Interest Entities [Line Items]
General and administrative expenses					2,883,000
Other expenses					3,070,000
Expected borrowing by solar						20,000,000
Interest on outstanding balance						7.50%
Principal balance outstanding	15,000,000				20,000,000
Payment-in-kind interest			22,000,000		1,323,000
Accrued interest					138,000
Proceeds from divestiture of businesses							75,000,000
Sublease and other administrative expenses			5,900,000	800,000
Line of credit, financing receivable, maximum borrowing capacity						20,000,000
Notes receivable, related parties, current			20,000,000		20,000,000
Interest receivable			500,000		100,000
Solar [Member] | Revolving Credit Facility [Member]
Variable Interest Entities [Line Items]
Revolving credit note, principal balance	$ 0				$ 0			$ 5,000,000
Accrued interest rate per annum								13.00%